WARRANTS (Tables)	12 Months Ended
Jun. 30, 2020
Warrants
Schedule of warrants
	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (years)
June 30, 2018	6,650,000	$0.54	1.37
Issued	3,725,000	1.69	1.65
Exercised	(750,000)	0.15	0.00
Forfeited	(1,000,000)	2.00	0.00
Expired	(250,000)	0.10	0.00
June 30, 2019	8,375,000	0.93	1.05
Issued	8,424,500	0.33	2.23
Forfeited	(750,000)	2.00	0.00
Expired	(5,800,000)	0.62	0.00
June 30, 2020	10,249,500	$0.53	2.00

Fair value of warrants
Stock price	$0.10
Risk-free interest rate	1.41%
Expected life	2 years
Estimated volatility in the market price of the common shares	214%
Dividend yield	Nil

Stock price	$0.10
Risk-free interest rate	1.41%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	155%
Dividend yield	Nil

Stock price	$0.10
Risk-free interest rate	1.41%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	155%
Dividend yield	Nil

Stock price	$1.14
Risk-free interest rate	1.83%
Expected life	2 years
Estimated volatility in the market price of the common shares	173%
Dividend yield	Nil

Stock price	$1.14
Risk-free interest rate	1.83%
Expected life	2 years
Estimated volatility in the market price of the common shares	173%
Dividend yield	Nil

Stock price	$1.42
Risk-free interest rate	1.75%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	129%
Dividend yield	Nil

Stock price	$1.35
Risk-free interest rate	2.27%
Expected life	2 years
Estimated volatility in the market price of the common shares	126%
Dividend yield	Nil

Stock price	$1.05
Risk-free interest rate	2.25%
Expected life	2 years
Estimated volatility in the market price of the common shares	124%
Dividend yield	Nil

Stock price	$1.30
Risk-free interest rate	2.41%
Expected life	4 years
Estimated volatility in the market price of the common shares	215%
Dividend yield	Nil

Stock price	$1.30
Risk-free interest rate	2.41%
Expected life	4 years
Estimated volatility in the market price of the common shares	215%
Dividend yield	Nil

Stock price	$1.06
Risk-free interest rate	2.14%
Expected life	2 years
Estimated volatility in the market price of the common shares	116%
Dividend yield	Nil

Stock price	$0.95
Risk-free interest rate	1.83%
Expected life	3 years
Estimated volatility in the market price of the common shares	152%
Dividend yield	Nil

Stock price	$0.19
Risk-free interest rate	1.37%
Expected life	3 years
Estimated volatility in the market price of the common shares	124%
Dividend yield	Nil

Stock price	$0.225
Risk-free interest rate	0.53%
Expected life	3 years
Estimated volatility in the market price of the common shares	117%
Dividend yield	Nil

Stock price	$0.225
Risk-free interest rate	0.53%
Expected life	3 years
Estimated volatility in the market price of the common shares	117%
Dividend yield	Nil

Stock price	$0.30
Risk-free interest rate	0.42%
Expected life	2 years
Estimated volatility in the market price of the common shares	118%
Dividend yield	Nil